Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Event [Line Items]
Subsequent Events
22. Subsequent Events
Starz Separation
On May 6, 2025, Old Lionsgate, through a series of transactions contemplated by the Arrangement Agreement, completed the separation of the businesses of Legacy Lionsgate Studios, from the STARZ-branded premium subscription platform business (the “Starz Separation”). Pursuant to the Arrangement Agreement, the
pre-transaction
shareholders of Old Lionsgate own shares in two separately traded public companies: (1) New Lionsgate, which was renamed “Lionsgate Studios Corp.” (and is referred to as “Lionsgate”) and holds, directly and through subsidiaries, the Studio Business previously held by Old Lionsgate, and is owned by Old Lionsgate shareholders and Legacy Lionsgate Studios shareholders, and (2) Old Lionsgate, which was renamed “Starz

Entertainment Corp.” and holds, directly and through subsidiaries, the Starz Business that was previously held by Old Lionsgate. See Note 1 for further information.
In connection with the completion of the Starz Separation and related transactions, pre-transaction
shareholders of Old Lionsgate holding Class A voting shares (“Old Lionsgate Class A Shares”) received one and twelve one-hundredths
(1.12) Lionsgate new common shares (“Lionsgate Common Shares”) and one and twelve one-hundredths
(1.12) Starz Entertainment Corp. common shares (“Starz Common Shares”) and pre-transaction
shareholders of Old Lionsgate holding Class B
non-voting
shares (“Old Lionsgate Class B Shares”) received one Lionsgate Common Share and one Starz. Common Share.
Pre-transaction
Legacy Lionsgate Studios shareholders, other than Old Lionsgate, received, in exchange for each Legacy Lionsgate Studios common share, without par value (“Legacy Lionsgate Studios Common Share”), they held, a number of Lionsgate Common Shares equal to the product of the Lionsgate Studios Consideration Shares divided by the total number of Legacy Lionsgate Studios Common Shares issued and outstanding immediately prior to the Starz Separation and held by Legacy Lionsgate Studios shareholders other than Old Lionsgate (such shares, the “LG Studios Flip Shares” and such ratio, the “LG Studios Reorganization Ratio”). The LG Studios Consideration Shares equals the aggregate number of Legacy Lionsgate Studios Common Shares obtained when the LG Studios Flip Percentage is multiplied by the quotient of (a) the aggregate number of Lionsgate Common Shares issued to Lionsgate shareholders divided by (b) 1 minus the LG Studios Flip Percentage. The LG Studios Flip Percentage equals the quotient, expressed as a percentage, of (1) the LG Studios Flip Shares divided by (2) the total number of Legacy Lionsgate Studios Common Shares issued and outstanding immediately prior to the Starz Separation. Such transactions by Legacy Lionsgate Studios shareholders are collectively referred to as the “LG Studios Flip.”
Each of Lionsgate and Starz Entertainment Corp. have a single class of “one share, one vote” common shares.
Following completion of the Starz Separation, Lionsgate Common Shares began trading under the symbol “LION” on the New York Stock Exchange (“NYSE”) and Starz Common Shares began trading under the symbol “STRZ” on the Nasdaq Global Select Market (“NASDAQ”). Old Lionsgate Class A Shares and Old Lionsgate Class B Shares were withdrawn from listing on NYSE and Legacy Lionsgate Studios Common Shares were withdrawn from listing on NASDAQ.
Financing
. On May 6, 2025, all outstanding obligations in respect of principal, interest and fees under the Old Lionsgate Credit Agreement, were repaid in full and all commitments thereunder were terminated. On May 6, 2025, all outstanding obligations in respect of principal, interest and fees were repaid in full and all commitments were terminated under each of (i) Intercompany Revolver and (ii) the Intercompany Note.
Lionsgate Credit Agreement.
 On May 6, 2025, Lionsgate entered into a new credit agreement (the “Lionsgate Credit Agreement”) with Lions Gate Television Inc. (“LGTV”), as borrower, the guarantors referred to therein, the lenders referred to therein, and JPMorgan Chase Bank, N.A., as administrative agent.
The Lionsgate Credit Agreement provides for an $800.0 million senior secured revolving credit facility, which facility may be increased to a total amount not in excess of $1,200.0 million, subject to the terms and conditions set forth therein. Availability of funds under the Lionsgate Credit Agreement is subject to a borrowing base. The Lionsgate Credit Agreement and commitments thereunder will mature on the date that is five years after the closing date of the facility.
Borrowings under the Lionsgate Credit Agreement will bear interest at a rate per annum equal to, at LGTV’s option, either Term SOFR (subject to a 0.00% floor) or a base rate, in each case plus a margin of 2.50% for SOFR loans and 1.50% for base rate loans. LGTV will pay a commitment fee equal to 0.375% per annum in respect of unutilized commitments thereunder.

Borrowings under the Lionsgate Credit Agreement may be used for working capital needs and other general corporate purposes, including the financing of permitted acquisitions and investments and to fund the development, production and acquisition costs of motion pictures and episodic series and other transactions not prohibited by the terms thereof.
LGTV’s obligations under the Lionsgate Credit Agreement are guaranteed by Lionsgate and substantially all of its wholly owned restricted subsidiaries and secured by substantially all assets LGTV and the guarantors, in each case subject to certain customary exceptions.
The Lionsgate Credit Agreement contains certain customary affirmative and negative covenants that limit the ability of Lionsgate and its restricted subsidiaries, among other things and subject to certain significant exceptions, to incur debt or liens, make investments, enter into certain mergers, consolidations, asset sales and acquisitions, pay dividends and make other restricted payments and enter into transactions with affiliates. The Lionsgate Credit Agreement also contains events of default customary for financings of this type, including relating to a change of control. In addition, the Lionsgate Credit Agreement requires Lionsgate to maintain a Liquidity Ratio (as defined in the Lionsgate Credit Agreement) of no less than 1.10 to 1.00 as of the last day of each fiscal quarter.
6.000% Notes.
 On May 6, 2025, in connection with the completion of the Starz Separation, LGTV assumed the Exchange Notes by way of supplemental indenture (the “Supplemental Indenture”). Pursuant to the terms of the Supplemental Indenture, LGTV agreed to assume and perform as primary obligor all obligations of the initial issuer under the Exchange Notes and the initial issuer was released and discharged from all obligations thereunder.
Following completion of the Starz Separation, the Exchange Notes bear interest at 6.000% per annum payable semi-annually and mature April 15, 2030. The Exchange Notes are redeemable at LGTV’s option in whole at any time, or in part from time to time, at certain specified redemption prices, plus accrued and unpaid interest, if any, to, but not including, the redemption date, see Note 8.
Incentive Plans.
 On May 6, 2025, Lionsgate assumed the Lions Gate Entertainment Corp. 2023 Performance Incentive Plan, and the plan was amended and restated as the Lionsgate Studios Corp. 2025 Performance Incentive Plan (the “Lionsgate 2025 Plan”), and became effective, with respect to 58,000,000 Lionsgate Common Shares. On May 6, 2025, Lionsgate became the sponsor of the Lionsgate 2025 Plan. All awards outstanding immediately prior to the completion of the Starz Separation under the equity plans of Old Lionsgate and held by employees or directors who became Lionsgate employees or directors after the Starz Separation, or by former employees (regardless of the division in which such former employee served), were converted into awards of Lionsgate under the Lionsgate 2025 Plan, except that awards of individuals who will be serving as non-employee
directors of both Lionsgate and Starz were only partially converted into awards under the Lionsgate 2025 Plan.
Other Starz Separation Agreements.
 On May 6, 2025, Lionsgate entered into several agreements with Legacy Lionsgate Studios and Starz Entertainment Corp. in connection with the completion of the Starz Separation, including the Separation Agreement; Transition Services Agreement; Employee Matters Agreement; Amendment to Tax Matters Agreement, pursuant to which Lionsgate was made a party to the Tax Matters Agreement; and Amendment to Sponsor Option Agreement, pursuant to which Lionsgate was made a party to the Sponsor Option Agreement.
In addition, Lionsgate entered into several agreements with each of Liberty Global Ventures Limited, Liberty Global Ltd., MHR Capital Partners Master Account LP, MHR Capital Partners (100) LP, MHR
Institutional Partners II LP, MHR Institutional Partners IIA LP, MHR Institutional Partners III LP, MHR Institutional Partners IV LP and MHR Fund Management LLC and affiliated funds thereto, including the Lionsgate Voting Agreement; Lionsgate Registration Rights Agreements; and Lionsgate Investor Rights Agreement.
Rights Agreement
On May 6, 2025, the Board of Directors of Lionsgate declared a dividend of one common share purchase right (a “Right”) for each outstanding Lionsgate Common Share, and adopted a shareholder rights plan, as set forth in the Shareholder Rights Agreement dated as of May 7, 2025 (the “Rights Agreement”), by and between Lionsgate and Computershare Investor Services, Inc., as rights agent. The dividend is payable on May 20, 2025 to Lionsgate stockholders of record as of the close of business on May 19, 2025.
Other Events
Interest Rate Swaps.
 In April 2025, the Company entered into the following
pay-fixed
interest rate swaps. The Company expects to designate these interest rate swaps as cash flow hedges (all related to the Company’s SOFR-based debt, see Note 8 and Note 9):

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
April 14, 2025	$100.0	3.449%	April 14, 2027
April 14, 2025	$48.8	3.646%	April 14, 2027

Total	$148.8

Sale of Equity Method Investment.
 On April 17, 2025, the Company sold its equity method ownership interest in Spyglass for $31.9 million and received proceeds of $28.9 million, with the remaining amount to be paid to the Company on the first anniversary of the closing, May 17, 2025. See Note 6.
Production Tax Credit Facility.
 In May 2025, the Company entered into an amendment to the Production Tax Credit Facility which increased the maximum principal amount to $380.0 million. See Note 9.
Backlog Facility.
 In May 2025, the Company entered into an amendment to the Backlog Facility, such that the maximum principal amount of the Backlog Facility was decreased to $150.0 million, and the Backlog Facility revolving period ends on May 30, 2025, at which point cash collections from the underlying collateral is used to repay the facility. See Note 9.

LIONS GATE ENTERTAINMENT CORP [Member]
Subsequent Event [Line Items]
Subsequent Events
21. Subsequent Events
Starz Separation
On May 6, 2025, through a series of transactions contemplated by the Arrangement Agreement, the Starz Separation was completed. As a result of the Arrangement Agreement, the pre-transaction
shareholders of Old Lionsgate own shares in two separately traded public companies: (1) New Lionsgate, which was renamed “Lionsgate Studios Corp.” (and is referred to as “Lionsgate”) and holds, directly and through subsidiaries, the Studio Business previously held by Old Lionsgate, and is owned by Old Lionsgate shareholders and Legacy Lionsgate Studios shareholders, and (2) Old Lionsgate, which was renamed “Starz Entertainment Corp.” and holds, directly and through subsidiaries, the Starz business that was previously held by Old Lionsgate. See Note 1 for further information.
In connection with the completion of the Starz Separation and related transactions, pre-transaction
shareholders of Old Lionsgate holding Class A voting shares (“Old Lionsgate Class A Shares”) received one and twelve one-hundredths
(
1.12) Lionsgate new common shares (“Lionsgate Common Shares”) and one and twelve one-hundredths
(
1.12) Starz Entertainment Corp. common shares (“Starz Common Shares”) and pre-transaction
shareholders of Old Lionsgate holding Class B
non-voting
shares (“Old Lionsgate Class B Shares”) received one Lionsgate Common Share and one Starz Common Share.
Pre-transaction
Legacy Lionsgate Studios shareholders, other than Old Lionsgate, received, in exchange for each Legacy Lionsgate Studios common share, without par value (“Legacy Lionsgate Studios Common Share”), they held, a number of Lionsgate Common Shares equal to the product of the Lionsgate Studios Consideration Shares divided by the total number of Legacy Lionsgate Studios Common Shares issued and outstanding immediately prior to the Starz Separation and held by Legacy Lionsgate Studios shareholders other than Old Lionsgate (such shares, the “LG Studios Flip Shares” and such ratio, the “LG Studios Reorganization Ratio”). The LG Studios Consideration Shares equals the aggregate number of Legacy Lionsgate Studios Common Shares obtained when the LG Studios Flip Percentage is multiplied by the quotient of (a) the aggregate number of Lionsgate Common Shares issued to Lionsgate shareholders divided by (b) 1 minus the LG Studios Flip Percentage. The LG Studios Flip Percentage equals the quotient, expressed as a percentage, of (1) the LG Studios Flip Shares divided by (2) the total number of Legacy Lionsgate Studios Common Shares issued and outstanding immediately prior to the Starz Separation.
Such transactions by Legacy Lionsgate Studios shareholders are collectively referred to as the “LG Studios Flip.”
Each of Lionsgate and Starz Entertainment Corp. have a single class of “one share, one vote” common shares.
Following completion of the Starz Separation, Lionsgate Common Share, began trading under the symbol “LION” on the New York Stock Exchange (“NYSE”) and Starz Common Shares began trading under the symbol “STRZ” on the Nasdaq Global Select Market (“NASDAQ”). Old Lionsgate Class A Shares and Old Lionsgate Class B Shares were withdrawn from listing on NYSE and Legacy Lionsgate Studios Common Shares were withdrawn from listing on NASDAQ.

Financing
. On May 6, 2025, all outstanding obligations in respect of principal, interest and fees under the Old Lionsgate Credit Agreement, were repaid in full and all commitments thereunder were terminated.
Lionsgate Credit Agreement.
 On May 6, 2025, Lionsgate entered into a new credit agreement (the “Lionsgate Credit Agreement”) with Lions Gate Television Inc. (“LGTV”), as borrower, the guarantors referred to therein, the lenders referred to therein, and JPMorgan Chase Bank, N.A., as administrative agent.
The Lionsgate Credit Agreement provides for an $800.0 million senior secured revolving credit facility, which facility may be increased to a total amount not in excess of $1,200.0 million, subject to the terms and conditions set forth therein. Availability of funds under the Lionsgate Credit Agreement is subject to a borrowing base. The Lionsgate Credit Agreement and commitments thereunder will mature on the date that is five years after the closing date of the facility.
Borrowings under the Lionsgate Credit Agreement will bear interest at a rate per annum equal to, at LGTV’s option, either Term SOFR (subject to a 0.00% floor) or a base rate, in each case plus a margin of 2.50% for SOFR loans and 1.50% for base rate loans. LGTV will pay a commitment fee equal to 0.375% per annum in respect of unutilized commitments thereunder.
Borrowings under the Lionsgate Credit Agreement may be used for working capital needs and other general corporate purposes, including the financing of permitted acquisitions and investments and to fund the development, production and acquisition costs of motion pictures and episodic series and other transactions not prohibited by the terms thereof.
LGTV’s obligations under the Lionsgate Credit Agreement are guaranteed by Lionsgate and substantially all of its wholly owned restricted subsidiaries and secured by substantially all assets LGTV and the guarantors, in each case subject to certain customary exceptions.
The Lionsgate Credit Agreement contains certain customary affirmative and negative covenants that limit the ability of Lionsgate and its restricted subsidiaries, among other things and subject to certain significant exceptions, to incur debt or liens, make investments, enter into certain mergers, consolidations, asset sales and acquisitions, pay dividends and make other restricted payments and enter into transactions with affiliates. The Lionsgate Credit Agreement also contains events of default customary for financings of this type, including relating to a change of control. In addition, the Lionsgate Credit Agreement requires Lionsgate to maintain a Liquidity Ratio (as defined in the Lionsgate Credit Agreement) of no less than 1.10 to 1.00 as of the last day of each fiscal quarter.
6.000% Notes.
 On May 6, 2025, in connection with the completion of the Starz Separation, LGTV assumed the Exchange Notes by way of supplemental indenture (the “Supplemental Indenture”). Pursuant to the terms of the Supplemental Indenture, LGTV agreed to assume and perform as primary obligor all obligations of the initial issuer under the Exchange Notes and the initial issuer was released and discharged from all obligations thereunder.
Following completion of the Starz Separation, the Exchange Notes bear interest at 6.000% per annum payable semi-annually and mature April 15, 2030. The Exchange Notes are redeemable at LGTV’s option in whole at any time, or in part from time to time, at certain specified redemption prices, plus accrued and unpaid interest, if any, to, but not including, the redemption date, see Note 7.
Incentive Plans.
 On May 6, 2025, Lionsgate assumed the Lions Gate Entertainment Corp. 2023 Performance Incentive Plan, and the plan was amended and restated as the Lionsgate Studios Corp. 2025 Performance Incentive Plan (the “Lionsgate 2025 Plan”), and became effective, with respect to 58,000,000

Lionsgate Common Shares. On May 6, 2025, Lionsgate became the sponsor of the Lionsgate 2025 Plan. All awards outstanding immediately prior to the completion of the Starz Separation under the equity plans of Old Lionsgate and held by employees or directors who became Lionsgate employees or directors after the Starz Separation, or by former employees (regardless of the division in which such former employee served), were converted into awards of Lionsgate under the Lionsgate 2025 Plan, except that awards of individuals who will be serving as non-employee
directors of both Lionsgate and Starz were only partially converted into awards under the Lionsgate 2025 Plan.
Other Starz Separation Agreements.
 On May 6, 2025, Lionsgate entered into several agreements with Legacy Lionsgate Studios and Starz Entertainment Corp. in connection with the completion of the Starz Separation, including the Separation Agreement; Transition Services Agreement; Employee Matters Agreement; Amendment to Tax Matters Agreement, pursuant to which Lionsgate was made a party to the Tax Matters Agreement; and Amendment to Sponsor Option Agreement, pursuant to which Lionsgate was made a party to the Sponsor Option Agreement.
In addition, Lionsgate entered into several agreements with each of Liberty Global Ventures Limited, Liberty Global Ltd., MHR Capital Partners Master Account LP, MHR Capital Partners (100) LP, MHR Institutional Partners II LP, MHR Institutional Partners IIA LP, MHR Institutional Partners III LP, MHR Institutional Partners IV LP and MHR Fund Management LLC and affiliated funds thereto, including the Lionsgate Voting Agreement; Lionsgate Registration Rights Agreements; and Lionsgate Investor Rights Agreement.
Other Events
Interest Rate Swaps.
 In April 2025, the Company entered into the following
pay-fixed
interest rate swaps. The Company expects to designate these interest rate swaps as cash flow hedges (all related to the Company’s SOFR-based debt, see Note 7 and Note 8):

Effective Date	Notional Amount	Fixed Rate Paid	Maturity Date
	(in millions)
April 14, 2025	$100.0	3.449%	April 14, 2027
April 14, 2025	$48.8	3.646%	April 14, 2027

Total	$148.8

Sale of Equity Method Investment.
 On April 17, 2025, the Company sold its equity method ownership interest in Spyglass for $31.9 million and received proceeds of $28.9 million, with the remaining amount to be paid to the Company on the first anniversary of the closing, May 17, 2025. See Note 5.
Production Tax Credit Facility.
 In May 2025, the Company entered into an amendment to the Production Tax Credit Facility which increased the maximum principal amount to $380.0 million. See Note 8.
Backlog Facility.
 In May 2025, the Company entered into an amendment to the Backlog Facility, such that the maximum principal amount of the Backlog Facility was decreased to $150.0 million, and the Backlog Facility revolving period ends on May 30, 2025, at which point cash collections from the underlying collateral is used to repay the facility. See Note 8.